Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS. PERFORMANCE

The following discusses the relationship of compensation actually paid to named executive officers and the financial performance of the Company. Compensation is compared to performance metrics of the cumulative Total Shareholder Return and Net Income to provide shareholders with a more transparent, readily comparable, and understandable disclosure of executive compensation and to assess executive compensation actually paid relative to financial performance.

Year	Summary Compensation Table Total for PEO(1) $	Compensation Actually Paid to PEO(1) $	Average Summary Compensation Table Total for Non-PEO NEOs(2) $	Average Compensation Actually Paid to Non-PEO NEOs(3) $	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) %	Net Income(5) $
2024	998,371	863,318	500,626	455,397	0.54%	20,793,676
2023	865,183	1,039,025	432,043	494,668	30.31%	18,209,518
2022	979,155	929,236	510,148	494,464	-22.68%	30,021,579
(1)	Daniel J. Santaniello was the Company's Principal Executive Officer (PEO) for each of the 2022, 2023 and 2024 fiscal years.
(2)

Salvatore R. DeFrancesco, Jr., Eugene J. Walsh and Michael J. Pacyna were the Company's Non-PEO Named Executive Officers (NEOs) for each of the 2022, 2023 and 2024 fiscal years. Ruth G. Turkington was included in the Company’s Non-PEO Named Executive Officers (NEOs) for 2023 and 2024.

(3)	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

PEO Total Compensation Amount	$ 998,371	$ 865,183	$ 979,155
PEO Actually Paid Compensation Amount	$ 863,318	1,039,025	929,236
Adjustment To PEO Compensation, Footnote

	2024		2023		2022
	PEO $	Non-PEO NEO’s $	PEO $	Non-PEO NEO's $	PEO $	Non-PEO NEO's $
Less Change in Pension Value & NQ Deferred Compensation Earnings	-	-	-	-	-	-
Less Stock Award	(157,815)	(66,147)	(82,840)	(35,126)	(155,505)	(71,310)
Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year End	86,083	36,502	182,562	77,296	147,501	64,755
Change in Fair Value from Prior to Current Year End of Awards Granted Prior to the Year that were Outstanding & Unvested as of Year End	(57,918)	(10,902)	57,750	13,712	(49,349)	(13,275)
Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	(18,609)	(9,798)	4,034	2,221	(2,408)	(1,308)
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award(6)	13,206	5,116	12,336	4,522	9,842	5,454
Total Adjustments	(135,053)	(45,229)	173,842	62,625	(49,919)	(15,684)
(4)	Computed based on a hypothetical investment of $100 in common stock on January 1, 2022, with dividends paid reinvested.
(5)	As reported on Company’s Consolidated Statements of Income for the applicable fiscal reporting year, as provided under Part II Item 8 of the Company’s Annual Report on Form 10-K.
(6)	Dividends earned on the restricted stock are forfeitable until the vesting date of the underlying restricted stock.

Relationship Between Compensation Actually Paid and Performance Measures

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Cumulative Total Shareholder Return (TSR). From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs decreased by 16.91% and 7.94% respectively, compared to a 98.22% decrease in our TSR over the same time period. From 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 11.81% and 0.04% respectively compared to a 233.64% increase in our TSR over the same time period.

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Net Income. From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs decreased by 16.91% and 7.94% respectively, compared to a 14.19% increase in our Net Income over the same time period. From 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 11.81% and 0.04% respectively, compared to a 39.35% decrease in our Net Income over the same time period.

Non-PEO NEO Average Total Compensation Amount	$ 500,626	432,043	510,148
Non-PEO NEO Average Compensation Actually Paid Amount	455,397	494,668	494,464
Net Income (Loss)	$ 20,793,676	$ 18,209,518	$ 30,021,579
Company Selected Measure Amount	0.0054	0.3031	0.2268
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (135,053)	$ 173,842	$ (49,919)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,815)	(82,840)	(155,505)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,083	182,562	147,501
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,918)	57,750	(49,349)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,609)	4,034	(2,408)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,206	12,336	9,842
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,229)	62,625	(15,684)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,147)	(35,126)	(71,310)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,502	77,296	64,755
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,902)	13,712	(13,275)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,798)	2,221	(1,308)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,116	$ 4,522	$ 5,454